Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Summary of total operating lease cost

	For the year ended
	December 31, 2019
	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	2,389,515
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	5,050,642
Weighted average remaining lease term:
Operating leases	4	years
Weighted average discount rate:
Operating leases	6.0%

Summary of maturity analysis of the annual undiscounted cash flows

As of December 31, 2019
US$
Years ending December 31:
2020	2,672,568
2021	1,380,725
2022	867,840
2023	578,422
2024	488,389
2025 and after	561,804
Total undiscounted operating lease payments	6,549,748
Less: imputed interest	708,090
Present value of operating lease liabilities	5,841,658

Summary of future minimum payments under non-cancelable operating leases

As of December 31, 2018
US$
Years ending December 31:
2019	1,799,942
2020	1,155,540
2021 and after	91,249
Total	3,046,731